UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

May 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Dividend Income Fund

Parametric Dividend Income Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co. (The)	721	$253,907
Harris Corp.	1,555	233,981
Lockheed Martin Corp.	763	239,994
Raytheon Co.	1,204	252,238
United Technologies Corp.	2,005	250,264

		$1,230,384

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	2,733	$237,771
United Parcel Service, Inc., Class B	2,155	250,239

		$488,010

Automobiles — 1.3%
Ford Motor Co.	22,495	$259,817
General Motors Co.	6,873	293,477

		$553,294

Banks — 2.7%
BB&T Corp.	4,512	$236,880
PacWest Bancorp	4,685	248,586
People’s United Financial, Inc.	13,175	242,552
U.S. Bancorp	4,792	239,552
Valley National Bancorp	19,146	243,346

		$1,210,916

Beverages — 1.6%
Coca-Cola Co. (The)	5,598	$240,714
Dr Pepper Snapple Group, Inc.	2,048	244,326
PepsiCo, Inc.	2,414	242,004

		$727,044

Biotechnology — 1.7%
AbbVie, Inc.	2,486	$245,965
Amgen, Inc.	1,383	248,415
Gilead Sciences, Inc.	3,621	244,055

		$738,435

Capital Markets — 1.7%
BGC Partners, Inc., Class A	21,312	$244,236
CME Group, Inc.	1,560	254,124
T. Rowe Price Group, Inc.	2,217	269,188

		$767,548

Chemicals — 5.6%
Air Products and Chemicals, Inc.	1,530	$246,957

Security	Shares	Value
CF Industries Holdings, Inc.	6,212	$255,562
DowDuPont, Inc.	7,608	487,749
Eastman Chemical Co.	2,309	240,852
LyondellBasell Industries NV, Class A	2,301	257,988
Mosaic Co. (The)	9,046	248,675
Praxair, Inc.	1,602	250,328
RPM International, Inc.	5,019	248,440
Scotts Miracle-Gro Co. (The), Class A	2,914	248,069

		$2,484,620

Commercial Services & Supplies — 2.2%
Covanta Holding Corp.	16,368	$266,798
KAR Auction Services, Inc.	4,519	238,468
Republic Services, Inc.	3,676	247,873
Waste Management, Inc.	2,860	236,550

		$989,689

Communications Equipment — 1.1%
Cisco Systems, Inc.	5,719	$244,258
Motorola Solutions, Inc.	2,302	247,097

		$491,355

Containers & Packaging — 3.8%
AptarGroup, Inc.	2,727	$251,757
Avery Dennison Corp.	2,255	236,843
Bemis Co., Inc.	5,624	237,895
Greif, Inc., Class A	4,201	244,960
International Paper Co.	4,669	249,792
Sonoco Products Co.	4,555	232,897
WestRock Co.	4,041	237,934

		$1,692,078

Distributors — 0.6%
Genuine Parts Co.	2,842	$258,025

		$258,025

Diversified Consumer Services — 0.6%
Service Corporation International	7,001	$256,867

		$256,867

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	7,443	$240,558
CenturyLink, Inc.	13,385	243,874
Verizon Communications, Inc.	5,043	240,400

		$724,832

Electric Utilities — 6.0%
American Electric Power Co., Inc.	3,603	$244,824
Duke Energy Corp.	3,053	235,570
Entergy Corp.	3,051	246,856
Eversource Energy	4,048	231,060
FirstEnergy Corp.	7,161	246,482
Great Plains Energy, Inc.	7,369	250,104

Security	Shares	Value
Hawaiian Electric Industries, Inc.	7,412	$254,454
Pinnacle West Capital Corp.	3,181	253,239
PPL Corp.	8,473	231,482
Southern Co. (The)	5,297	237,835
Xcel Energy, Inc.	5,092	231,788

		$2,663,694

Electrical Equipment — 1.1%
Eaton Corp. PLC	3,224	$246,894
Emerson Electric Co.	3,526	249,782

		$496,676

Energy Equipment & Services — 2.8%
Baker Hughes	6,824	$236,042
Halliburton Co.	4,746	236,066
Helmerich & Payne, Inc.	3,501	232,396
Oceaneering International, Inc.	11,458	273,044
Schlumberger, Ltd.	3,553	243,985

		$1,221,533

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	1,225	$242,844
Sysco Corp.	3,876	252,056
Walmart, Inc.	2,758	227,646

		$722,546

Food Products — 3.3%
Archer-Daniels-Midland Co.	5,474	$239,323
B&G Foods, Inc.	8,735	245,890
Conagra Brands, Inc.	6,638	246,004
General Mills, Inc.	5,712	241,561
Kellogg Co.	4,076	262,454
Kraft Heinz Co. (The)	4,261	244,922

		$1,480,154

Gas Utilities — 0.5%
Spire, Inc.	3,220	$229,425

		$229,425

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	4,122	$253,627
Baxter International, Inc.	3,484	246,806
Becton, Dickinson and Co.	1,062	235,329
Medtronic PLC	3,120	269,318
Stryker Corp.	1,438	250,241

		$1,255,321

Health Care Providers & Services — 4.4%
Anthem, Inc.	1,050	$232,491
Cardinal Health, Inc.	4,720	245,865
CVS Health Corp.	3,513	222,689
Encompass Health Corp.	3,782	244,884
Owens & Minor, Inc.	15,264	248,803

Security	Shares	Value
Patterson Cos., Inc.	11,430	$239,116
Quest Diagnostics, Inc.	2,390	254,607
UnitedHealth Group, Inc.	1,064	256,967

		$1,945,422

Hotels, Restaurants & Leisure — 2.9%
Cracker Barrel Old Country Store, Inc.	1,623	$254,340
Las Vegas Sands Corp.	3,460	278,911
McDonald’s Corp.	1,581	252,976
Six Flags Entertainment Corp.	4,039	260,596
Yum! Brands, Inc.	3,127	254,319

		$1,301,142

Household Durables — 1.7%
Garmin, Ltd.	4,330	$260,190
Leggett & Platt, Inc.	6,295	259,983
Tupperware Brands Corp.	5,683	239,595

		$759,768

Household Products — 2.2%
Clorox Co. (The)	2,075	$250,722
Colgate-Palmolive Co.	3,807	240,184
Kimberly-Clark Corp.	2,349	236,897
Procter & Gamble Co. (The)	3,373	246,802

		$974,605

Industrial Conglomerates — 1.7%
3M Co.	1,253	$247,129
General Electric Co.	17,083	240,529
Honeywell International, Inc.	1,652	244,347

		$732,005

Insurance — 5.9%
Aflac, Inc.	5,421	$244,270
American Financial Group, Inc.	2,153	236,572
Arthur J. Gallagher & Co.	3,660	242,585
Axis Capital Holdings, Ltd.	3,998	227,286
Chubb, Ltd.	1,789	233,804
Cincinnati Financial Corp.	3,437	238,425
Everest Re Group, Ltd.	1,024	230,697
Marsh & McLennan Cos., Inc.	2,961	237,975
Old Republic International Corp.	11,956	250,837
Travelers Cos., Inc. (The)	1,844	236,991
Validus Holdings, Ltd.	3,621	245,359

		$2,624,801

IT Services — 4.5%
Accenture PLC, Class A	1,552	$241,708
Amdocs, Ltd.	3,711	250,344
Automatic Data Processing, Inc.	1,895	246,388
Broadridge Financial Solutions, Inc.	2,285	263,803
International Business Machines Corp.	1,678	237,118
Leidos Holdings, Inc.	4,045	242,943

Security	Shares	Value
Paychex, Inc.	3,834	$251,434
Western Union Co. (The)	12,313	244,906

		$1,978,644

Machinery — 1.7%
Caterpillar, Inc.	1,670	$253,690
Cummins, Inc.	1,686	240,070
Illinois Tool Works, Inc.	1,722	247,451

		$741,211

Media — 1.7%
Interpublic Group of Cos., Inc. (The)	11,415	$257,979
Omnicom Group, Inc.	3,497	252,064
Walt Disney Co. (The)	2,605	259,119

		$769,162

Metals & Mining — 1.1%
Compass Minerals International, Inc.	3,643	$238,252
Kaiser Aluminum Corp.	2,423	267,160

		$505,412

Multi-Utilities — 4.5%
Ameren Corp.	4,273	$252,919
Avista Corp.	4,776	250,453
Centerpoint Energy, Inc.	9,642	251,945
Consolidated Edison, Inc.	3,211	246,380
Dominion Energy, Inc.	3,799	243,858
DTE Energy Co.	2,428	248,700
Public Service Enterprise Group, Inc.	4,771	252,768
WEC Energy Group, Inc.	3,708	234,160

		$1,981,183

Multiline Retail — 0.6%
Target Corp.	3,428	$249,867

		$249,867

Oil, Gas & Consumable Fuels — 8.5%
Andeavor	1,698	$245,242
Chevron Corp.	1,940	241,142
ConocoPhillips	3,781	254,802
EOG Resources, Inc.	2,102	247,637
Exxon Mobil Corp.	3,156	256,393
HollyFrontier Corp.	3,193	246,436
Kinder Morgan, Inc.	15,398	256,839
Marathon Petroleum Corp.	3,080	243,412
Occidental Petroleum Corp.	2,945	247,969
ONEOK, Inc.	3,630	247,421
Phillips 66	2,205	256,860
SemGroup Corp., Class A	9,924	251,077
Targa Resources Corp.	5,185	252,147
Valero Energy Corp.	2,236	271,003
Williams Cos., Inc. (The)	9,605	257,990

		$3,776,370

Security	Shares	Value
Paper & Forest Products — 0.6%
Domtar Corp.	5,012	$240,927

		$240,927

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	4,700	$247,314
Eli Lilly & Co.	2,972	252,739
Johnson & Johnson	1,898	227,039
Merck & Co., Inc.	4,130	245,859
Pfizer, Inc.	6,805	244,503

		$1,217,454

Professional Services — 0.6%
Nielsen Holdings PLC	8,230	$248,299

		$248,299

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	4,657	$257,066
Maxim Integrated Products, Inc.	4,505	264,218
QUALCOMM, Inc.	4,242	246,545
Texas Instruments, Inc.	2,395	268,025

		$1,035,854

Software — 1.1%
CA, Inc.	7,040	$251,610
Microsoft Corp.	2,528	249,867

		$501,477

Specialty Retail — 1.2%
Home Depot, Inc. (The)	1,364	$254,454
Lowe’s Cos., Inc.	2,676	254,247

		$508,701

Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.	3,199	$259,631

		$259,631

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	20,521	$237,838

		$237,838

Tobacco — 1.6%
Altria Group, Inc.	4,381	$244,197
Philip Morris International, Inc.	2,978	236,870
Vector Group, Ltd.	12,529	243,063

		$724,130

Trading Companies & Distributors — 0.6%
Watsco, Inc.	1,445	$265,909

		$265,909

Total Common Stocks (identified cost $40,998,436)		$44,262,258

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(1)	110,215	$110,226

Total Short-Term Investments (identified cost $110,215)		$110,226

Total Investments — 99.9% (identified cost $41,108,651)		$44,372,484

Other Assets, Less Liabilities — 0.1%		$45,219

Net Assets — 100.0%		$44,417,703

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2018 was $1,977.

The Fund did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$44,262,258	*	$—	$—	$44,262,258
Short-Term Investments	—		110,226	—	110,226
Total Investments	$44,262,258		$110,226	$—	$44,372,484

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 23, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 23, 2018